Transactions with Related Parties - Schedule of Key Management Personnel (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Key Management Personnel [Abstract]
Short term benefits	$ 1,082,942	$ 984,697	$ 465,702
Share-based compensation	78,384		233,295
Total	$ 1,161,326	$ 984,697	$ 698,997